Sales revenues (Details 2) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 89,840
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	54,291
Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	35,549
Diesel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	23,928
Diesel [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	23,893
Diesel [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	35
Gasoline [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	10,352
Gasoline [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	10,308
Gasoline [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	44
Liquefied Petroleum Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,296
Liquefied Petroleum Gas [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,296
Jet Fuel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,168
Jet Fuel [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,168
Naphtha [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	5,691
Naphtha [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,058
Naphtha [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,633
Other Oil Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	9,889
Other Oil Products [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,133
Other Oil Products [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	6,756
Crude Oil [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	9,757
Crude Oil [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	7,086
Crude Oil [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,671
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	17,785
Natural Gas [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,317
Natural Gas [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	14,468
Electricity 1 [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,359
Electricity 1 [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	457
Electricity 1 [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,902
Other Products And Services [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,615
Other Products And Services [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	575
Other Products And Services [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 3,040